Commitments and Contingencies - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Commitments and Contingencies

11.         Commitments and Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying combined carve-out financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Company is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the combined carve-out financial statements.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.
•	The amount of the loss can be reasonably estimated.

(a)   Lease Commitments:   Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time and bareboat charter contracts, as of December 31, 2018 were:

Year ended December 31,	Amount
2019	67,449
2020	33,804
2021	8,712
Total	109,965

(b)   Vessel’s Equipment Commitments:   As of December 31, 2018 the Company has the below outstanding commitments relating to the construction of exhaust gas cleaning systems and ballast water treatment systems which are payable as follows:

Year ended December 31,	Amount
2019	$6,325
Total	$6,325